INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of deferred tax assets
	2021	2020
Deferred tax asset attributable to:
Net operating loss carryover	$2,097,315	$1,593,282
Accrued management fees, related party	67,086	155,063
Valuation allowance	(2,164,401)	(1,748,345)
Net deferred tax asset	$-	$-

Schedule of effective tax rate
	2021	2020

Tax at federal statutory rate	21.0%	21.0%
State, net of federal benefit	(0.2)%	0.2%
Change in temporary differences	(0.0)%	(0.0)%
Permanent differences	(23.8)	(20.2)%
Valuation allowance	2.2%	(0.9)%
Provision for taxes	-

Schedule of income taxes
	2021	2020
Income tax provision attributable to:
Federal	$(325,596)	$(250,771)
State and local	(9,460)	(69,671)
Valuation allowance	416,056	320,442
Net provision for income tax	$-	$-